ALLOWANCE FOR LOAN LOSSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Allowance For Loan Losses [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
Activity in the allowance for loan losses during the three and nine months ended September 30, 2013 was as follows (000s omitted):

	Agriculture and Agricultural Real Estate	Commercial	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Consumer and Other	Total
Allowance for loan losses: For the three months ended September 30, 2013
Beginning Balance	$109	$2,442	$7,556	$1,889	$4,787	$412	$17,195
Charge-offs	—	(162)	(728)	(30)	(351)	(53)	(1,324)
Recoveries	—	24	427	49	162	33	695
Provision	28	(409)	453	(278)	24	382	200
Ending balance	$137	$1,895	$7,708	$1,630	$4,622	$774	$16,766
Allowance for loan losses: For the nine months ended September 30, 2013
Beginning Balance	$76	$2,224	$7,551	$2,401	$4,715	$332	$17,299
Charge-offs	—	(564)	(2,596)	(67)	(1,167)	(190)	(4,584)
Recoveries	—	287	717	337	481	129	1,951
Provision	61	(52)	2,036	(1,041)	593	503	2,100
Ending balance	$137	$1,895	$7,708	$1,630	$4,622	$774	$16,766
Allowance for loan losses as of September 30, 2013
Ending balance individually evaluated for impairment	$1	$1,133	$2,893	$1,333	$1,750	$110	$7,220
Ending balance collectively evaluated for impairment	136	762	4,815	297	2,872	664	9,546
Ending balance	$137	$1,895	$7,708	$1,630	$4,622	$774	$16,766
Loans as of September 30, 2013
Ending balance individually evaluated for impairment	$424	$3,175	$35,769	$5,704	$16,122	$363	$61,557
Ending balance collectively evaluated for impairment	14,898	62,078	232,999	9,360	215,422	14,614	549,371
Ending balance	$15,322	$65,253	$268,768	$15,064	$231,544	$14,977	$610,928
Activity in the allowance for loan losses during the three and nine months ended September 30, 2012 was as follows (000s omitted):

	Agriculture and Agricultural Real Estate	Commercial	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Consumer and Other	Total
Allowance for loan losses: For the three months ended September 30, 2012
Beginning Balance	$—	$2,781	$8,737	$2,011	$5,643	$314	$19,486
Charge-offs	—	(68)	(1,337)	(429)	(225)	(97)	(2,156)
Recoveries	—	77	13	66	54	33	243
Provision	13	110	1,706	23	(668)	366	1,550
Ending balance	$13	$2,900	$9,119	$1,671	$4,804	$616	$19,123
Allowance for loan losses: For the nine months ended September 30, 2012
Beginning Balance	$64	$2,184	$9,351	$2,632	$6,227	$407	$20,865
Charge-offs	—	(330)	(4,399)	(1,030)	(1,420)	(178)	(7,357)
Recoveries	—	246	35	207	157	120	765
Provision	(51)	800	4,132	(138)	(160)	267	4,850
Ending balance	$13	$2,900	$9,119	$1,671	$4,804	$616	$19,123
Allowance for loan losses as of September 30, 2012
Ending balance individually evaluated for impairment	$—	$1,809	$3,483	$772	$1,575	$75	$7,714
Ending balance collectively evaluated for impairment	13	1,091	5,636	899	3,229	541	11,409
Ending balance	$13	$2,900	$9,119	$1,671	$4,804	$616	$19,123
Loans as of September 30, 2012
Ending balance individually evaluated for impairment	$784	$5,196	$41,684	$6,607	$17,600	$263	$72,134
Ending balance collectively evaluated for impairment	13,976	53,787	251,586	11,892	230,555	15,797	577,593
Ending balance	$14,760	$58,983	$293,270	$18,499	$248,155	$16,060	$649,727

Activity in the allowance for loan losses for the years ended December 31, 2012, 2011, and 2010 was as follows (000s omitted):

2012	Agriculture and Agricultural Real Estate	Commercial	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Consumer and Other	Total
Allowance for loan losses:
Beginning Balance	$64	$2,184	$9,351	$2,632	$6,227	$407	$20,865
Charge-offs	(97)	(499)	(8,156)	(1,036)	(2,031)	(196)	(12,015)
Recoveries	—	347	80	240	274	158	1,099
Provision	109	192	6,276	565	245	(37)	7,350
Ending balance	$76	$2,224	$7,551	$2,401	$4,715	$332	$17,299
Ending balance individually evaluated for impairment	$—	$1,316	$2,084	$1,820	$1,994	$124	$7,338
Ending balance collectively evaluated for impairment	76	908	5,467	581	2,721	208	9,961
Ending balance	$76	$2,224	$7,551	$2,401	$4,715	$332	$17,299
Loans:
Ending balance individually evaluated for impairment	$409	$4,519	$36,471	$7,410	$18,051	$389	$67,249
Ending balance collectively evaluated for impairment	11,595	53,675	246,543	11,009	222,281	14,897	560,000
Ending balance	$12,004	$58,194	$283,014	$18,419	$240,332	$15,286	$627,249

2011	Agriculture and Agricultural Real Estate	Commercial	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Consumer and Other	Total
Allowance for loan losses:
Beginning Balance	$77	$3,875	$9,040	$3,285	$4,596	$350	$21,223
Charge-offs	—	(1,893)	(7,456)	(2,177)	(4,097)	(249)	(15,872)
Recoveries	1	376	324	81	689	243	1,714
Provision	(14)	(174)	7,443	1,443	5,039	63	13,800
Ending balance	$64	$2,184	$9,351	$2,632	$6,227	$407	$20,865
Ending balance individually evaluated for impairment	$64	$700	$3,906	$1,394	$2,923	$46	$9,033
Ending balance collectively evaluated for impairment	—	1,484	5,445	1,238	3,304	361	11,832
Ending balance	$64	$2,184	$9,351	$2,632	$6,227	$407	$20,865
Loans:
Ending balance individually evaluated for impairment	$1,078	$2,566	$36,424	$8,589	$21,929	$217	$70,803
Ending balance collectively evaluated for impairment	14,853	61,196	270,651	14,834	233,626	13,512	608,672
Ending balance	$15,931	$63,762	$307,075	$23,423	$255,555	$13,729	$679,475

2010	Agriculture and Agricultural Real Estate	Commercial	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Consumer and Other	Total
Allowance for loan losses:
Beginning Balance	$142	$6,360	$8,331	$2,351	$6,382	$497	$24,063
Charge-offs	—	(2,907)	(10,024)	(5,303)	(5,370)	(951)	(24,555)
Recoveries	1	219	295	22	119	559	1,215
Provision	(66)	203	10,438	6,215	3,465	245	20,500
Ending balance	$77	$3,875	$9,040	$3,285	$4,596	$350	$21,223
Ending balance individually evaluated for impairment	$74	$2,016	$2,958	$876	$973	$49	$6,946
Ending balance collectively evaluated for impairment	3	1,859	6,082	2,409	3,623	301	14,277
Ending balance	$77	$3,875	$9,040	$3,285	$4,596	$350	$21,223
Loans:
Ending balance individually evaluated for impairment	$656	$10,075	$42,326	$8,398	$16,948	$135	$78,538
Ending balance collectively evaluated for impairment	19,797	66,708	281,025	37,912	252,205	16,702	674,349
Ending balance	$20,453	$76,783	$323,351	$46,310	$269,153	$16,837	$752,887

Financing Receivable Credit Quality Indicators [Table Text Block]
The portfolio segments in each credit risk grade as of September 30, 2013 are as follows (000s omitted):

Credit Quality Indicators as of September 30, 2013

Credit Risk by Internally Assigned Grade

	Agriculture and Agricultural Real Estate	Commercial	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Consumer and Other	Total
Not Rated	$191	$3,285	$—	$2,603	$143,422	$10,257	$159,758
1	—	3,927	—	—	—	194	4,121
2	83	122	961	—	145	—	1,311
3	761	3,732	10,519	111	1,266	—	16,389
4	12,343	37,416	170,821	3,587	51,951	73	276,191
5	1,024	13,228	44,483	3,806	8,610	3,931	75,082
6	920	3,543	41,984	4,957	26,150	522	78,076
7	—	—	—	—	—	—	—
8	—	—	—	—	—	—	—
9	—	—	—	—	—	—	—
Total	$15,322	$65,253	$268,768	$15,064	$231,544	$14,977	$610,928
Performing	$14,814	$62,544	$238,413	$9,159	$213,849	$14,209	$552,988
Nonperforming	508	2,709	30,355	5,905	17,695	768	57,940
Total	$15,322	$65,253	$268,768	$15,064	$231,544	$14,977	$610,928
The portfolio segments in each credit risk grade as of December 31, 2012 are as follows (000s omitted):

	Agriculture and Agricultural Real Estate	Commercial	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Consumer and Other	Total
Not Rated	$126	$4,182	$—	$2,927	$159,743	$10,706	$177,684
1	—	2,977	—	—	—	—	2,977
2	48	114	1,850	82	731	—	2,825
3	880	4,894	10,735	163	1,885	7	18,564
4	9,907	29,935	167,207	3,184	40,392	16	250,641
5	322	9,713	45,262	5,086	8,426	3,940	72,749
6	721	6,379	57,960	6,977	29,155	617	101,809
7	—	—	—	—	—	—	—
8	—	—	—	—	—	—	—
9	—	—	—	—	—	—	—
Total	$12,004	$58,194	$283,014	$18,419	$240,332	$15,286	$627,249
Performing	$11,397	$54,730	$246,107	$10,783	$219,753	$14,675	$557,445
Nonperforming	607	3,464	36,907	7,636	20,579	611	69,804
Total	$12,004	$58,194	$283,014	$18,419	$240,332	$15,286	$627,249

The portfolio segments in each credit risk grade as of December 31, 2012 and 2011 are as follows (000s omitted):

2012	Agriculture and Agricultural Real Estate	Commercial	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Consumer and Other	Total
Not Rated	$126	$4,182	$—	$2,927	$159,743	$10,706	$177,684
1	—	2,977	—	—	—	—	2,977
2	48	114	1,850	82	731	—	2,825
3	880	4,894	10,735	163	1,885	7	18,564
4	9,907	29,935	167,207	3,184	40,392	16	250,641
5	322	9,713	45,262	5,086	8,426	3,940	72,749
6	721	6,379	57,960	6,977	29,155	617	101,809
7	—	—	—	—	—	—	—
8	—	—	—	—	—	—	—
9	—	—	—	—	—	—	—
Total	$12,004	$58,194	$283,014	$18,419	$240,332	$15,286	$627,249
Performing	$11,397	$54,730	$246,107	$10,783	$219,753	$14,675	$557,445
Nonperforming	607	3,464	36,907	7,636	20,579	611	69,804
Total	$12,004	$58,194	$283,014	$18,419	$240,332	$15,286	$627,249

2011	Agriculture and Agricultural Real Estate	Commercial	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Consumer and Other	Total
Not Rated	$158	$823	$139	$3,021	$181,853	$13,454	$199,448
1	—	1,188	—	—	—	—	1,188
2	145	341	3,735	95	770	—	5,086
3	3,547	7,049	14,331	322	1,853	26	27,128
4	10,337	32,726	163,586	3,261	29,984	31	239,925
5	274	14,556	65,611	6,124	10,969	—	97,534
6	1,470	7,079	59,673	10,600	30,126	218	109,166
7	—	—	—	—	—	—	—
8	—	—	—	—	—	—	—
9	—	—	—	—	—	—	—
Total	$15,931	$63,762	$307,075	$23,423	$255,555	$13,729	$679,475
Performing	$14,753	$61,054	$270,072	$13,657	$230,729	$13,350	$603,615
Nonperforming	1,178	2,708	37,003	9,766	24,826	379	75,860
Total	$15,931	$63,762	$307,075	$23,423	$255,555	$13,729	$679,475

Past Due Financing Receivables [Table Text Block]
Loans are considered past due when contractually required payment of interest or principal has not been received. The amount classified as past due is the entire principal balance outstanding of the loan, not just the amount of payments that are past due. The following is a summary of past due loans as of September 30, 2013 and December 31, 2012 (000s omitted):

September 30, 2013	30 – 59 Days Past Due	60 – 89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Loans	Recorded Investment >90 Days Past Due and Accruing
Agriculture and Agricultural Real Estate	$230	$88	$84	$402	$14,920	$15,322	$—
Commercial	354	223	296	873	64,380	65,253	4
Commercial Real Estate	4,964	658	4,154	9,776	258,992	268,768	—
Construction Real Estate	100	—	1,273	1,373	13,691	15,064	—
Residential Real Estate	2,984	1,246	3,430	7,660	223,884	231,544	—
Consumer and Other	127	38	206	371	14,606	14,977	—
Total	$8,759	$2,253	$9,443	$20,455	$590,473	$610,928	$4

December 31, 2012	30 – 59 Days Past Due	60 – 89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Loans	Recorded Investment >90 Days Past Due and Accruing
Agriculture and Agricultural Real Estate	$208	$—	$145	$353	$11,651	$12,004	$—
Commercial	927	19	1,100	2,046	56,148	58,194	1
Commercial Real Estate	1,789	930	11,350	14,069	268,945	283,014	—
Construction Real Estate	127	1,437	1,867	3,431	14,988	18,419	—
Residential Real Estate	5,738	978	3,121	9,837	230,495	240,332	—
Consumer and Other	222	61	164	447	14,839	15,286	—
Total	$9,011	$3,425	$17,747	$30,183	$597,066	$627,249	$1

The amount classified as past due is the entire principal balance outstanding of the loan, not just the amount of payments that are past due. The following is a summary of past due loans as of December 31, 2012 and 2011 (000s omitted):

2012	30 – 59 Days Past Due	60 – 89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Loans	Recorded Investment >90 Days Past Due and Accruing
Agriculture and Agricultural Real Estate	$208	$—	$145	$353	$11,651	$12,004	$—
Commercial	927	19	1,100	2,046	56,148	58,194	1
Commercial Real Estate	1,789	930	11,350	14,069	268,945	283,014	—
Construction Real Estate	127	1,437	1,867	3,431	14,988	18,419	—
Residential Real Estate	5,738	978	3,121	9,837	230,495	240,332	—
Consumer and Other	222	61	164	447	14,839	15,286	—
Total	$9,011	$3,425	$17,747	$30,183	$597,066	$627,249	$1

2011	30 – 59 Days Past Due	60 – 89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Loans	Recorded Investment >90 Days Past Due and Accruing
Agriculture and Agricultural Real Estate	$614	$—	$364	$978	$14,953	$15,931	$—
Commercial	1,530	50	1,240	2,820	60,942	63,762	11
Commercial Real Estate	3,340	286	11,988	15,614	291,461	307,075	—
Construction Real Estate	460	2,093	2,134	4,687	18,736	23,423	—
Residential Real Estate	5,604	1,337	5,344	12,285	243,270	255,555	—
Consumer and Other	188	58	130	376	13,353	13,729	9
Total	$11,736	$3,824	$21,200	$36,760	$642,715	$679,475	$20

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
The following is a summary of non-accrual loans as of September 30, 2013 and December 31, 2012 (000s omitted):

	September 30, 2013	December 31, 2012
Agriculture and Agricultural Real Estate	$84	$198
Commercial	991	1,578
Commercial Real Estate	16,099	17,950
Construction Real Estate	2,349	3,438
Residential Real Estate	8,048	7,870
Consumer and Other	439	309
Total	$28,010	$31,343

The following is a summary of non-accrual loans as of December 31, 2012 and 2011 (000s omitted):

	2012	2011
Agriculture and Agricultural Real Estate	$198	$867
Commercial	1,578	2,309
Commercial Real Estate	17,950	23,557
Construction Real Estate	3,438	6,653
Residential Real Estate	7,870	17,484
Consumer and Other	309	196
Total	$31,343	$51,066

Impaired Financing Receivables [Table Text Block]
The following is a summary of impaired loans as of September 30, 2013 and 2012 (000s omitted):

September 30, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment for the Three Months Ended	Interest Income Recognized in the Three Months Ended	Average Recorded Investment for the Nine Months Ended	Interest Income Recognized in the Nine Months Ended
With no related allowance recorded:
Agriculture and Agricultural Real Estate	$—	$—	$—	$—	$—	$—	$—
Commercial	1,513	1,628	—	1,728	21	1,562	55
Commercial Real Estate	18,913	23,082	—	19,544	228	20,004	629
Construction Real Estate	1,903	3,133	—	2,302	23	2,452	91
Residential Real Estate	8,168	8,952	—	8,586	97	8,656	293
Consumer and Other	29	30	—	31	1	31	3
With an allowance recorded:
Agriculture and Agricultural Real Estate	424	424	1	424	4	724	28
Commercial	1,662	1,746	1,133	1,695	16	1,739	53
Commercial Real Estate	16,856	20,639	2,893	18,660	148	19,226	594
Construction Real Estate	3,801	4,401	1,333	4,077	191	4,197	292
Residential Real Estate	7,954	8,373	1,750	8,141	91	8,347	264
Consumer and Other	334	332	110	332	5	339	14
Total:
Agriculture and Agricultural Real Estate	$424	$424	$1	$424	$4	$724	$28
Commercial	3,175	3,374	1,133	3,423	37	3,301	108
Commercial Real Estate	35,769	43,721	2,893	38,204	376	39,230	1,223
Construction Real Estate	5,704	7,534	1,333	6,379	214	6,649	383
Residential Real Estate	16,122	17,325	1,750	16,727	188	17,003	557
Consumer and Other	363	362	110	363	6	370	17

	Recorded Investment as of December 31, 2012	Unpaid Principal Balance as of December 31, 2012	Related Allowance as of December 31, 2012	Average Recorded Investment for the Three Months Ended Sept. 30, 2012	Interest Income Recognized in the Three Months Ended Sept 30, 2012	Average Recorded Investment for the Nine Months Ended Sept. 30, 2012	Interest Income Recognized in the Nine Months Ended Sept. 30, 2012
With no related allowance recorded:
Agriculture and Agricultural Real Estate	$409	$923	$—	$836	$12	$833	$42
Commercial	2,540	2,961	—	280	8	320	24
Commercial Real Estate	17,153	21,317	—	16,117	166	16,698	465
Construction Real Estate	1,007	1,375	—	419	2	419	5
Residential Real Estate	9,013	10,390	—	9,997	132	10,443	446
Consumer and Other	—	—	—	86	1	88	3
With an allowance recorded:
Agriculture and Agricultural Real Estate	—	—	—	—	—	—	—
Commercial	1,979	2,157	1,316	4,853	50	4,650	170
Commercial Real Estate	19,318	26,508	2,084	27,183	220	27,015	817
Construction Real Estate	6,403	9,060	1,820	6,791	40	6,891	166
Residential Real Estate	9,038	9,520	1,994	9,094	94	9,144	298
Consumer and Other	389	383	124	178	3	181	9
Total:
Agriculture and Agricultural Real Estate	$409	$923	$—	$836	$12	$833	$42
Commercial	4,519	5,118	1,316	5,133	58	4,970	194
Commercial Real Estate	36,471	47,825	2,084	43,300	386	43,713	1,282
Construction Real Estate	7,410	10,435	1,820	7,210	42	7,310	171
Residential Real Estate	18,051	19,910	1,994	19,091	226	19,587	744
Consumer and Other	389	383	124	264	4	269	12

The following is a summary of impaired loans as of December 31, 2012, 2011, and 2010 (000s omitted):

2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Agriculture and Agricultural Real Estate	$409	$923	$—	$469	$54
Commercial	2,540	2,961	—	2,968	220
Commercial Real Estate	17,153	21,317	—	18,313	924
Construction Real Estate	1,007	1,375	—	1,284	201
Residential Real Estate	9,013	10,390	—	10,213	373
Consumer and Other	—	—	—	—	—
With an allowance recorded:
Agriculture and Agricultural Real Estate	—	—	—	—	—
Commercial	1,979	2,157	1,316	2,032	88
Commercial Real Estate	19,318	26,508	2,084	22,119	918
Construction Real Estate	6,403	9,060	1,820	6,946	211
Residential Real Estate	9,038	9,520	1,994	9,189	413
Consumer and Other	389	383	124	393	26
Total:
Agriculture and Agricultural Real Estate	$409	$923	$—	$469	$54
Commercial	4,519	5,118	1,316	5,000	308
Commercial Real Estate	36,471	47,825	2,084	40,432	1,842
Construction Real Estate	7,410	10,435	1,820	8,230	412
Residential Real Estate	18,051	19,910	1,994	19,402	786
Consumer and Other	389	383	124	393	26

2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Agriculture and Agricultural Real Estate	$425	$974	$—	$527	$43
Commercial	335	602	—	398	27
Commercial Real Estate	8,284	11,811	—	7,760	291
Construction Real Estate	330	569	—	350	18
Residential Real Estate	7,423	9,697	—	8,527	609
Consumer and Other	107	107	—	108	4
With an allowance recorded:
Agriculture and Agricultural Real Estate	653	654	64	655	8
Commercial	2,231	2,942	700	2,272	113
Commercial Real Estate	28,140	36,889	3,906	31,733	1,337
Construction Real Estate	8,259	11,930	1,394	9,046	220
Residential Real Estate	14,506	17,157	2,923	15,413	790
Consumer and Other	110	110	46	149	11
Total:
Agriculture and Agricultural Real Estate	$1,078	$1,628	$64	$1,182	$51
Commercial	2,566	3,544	700	2,670	140
Commercial Real Estate	36,424	48,700	3,906	39,493	1,628
Construction Real Estate	8,589	12,499	1,394	9,396	238
Residential Real Estate	21,929	26,854	2,923	23,940	1,399
Consumer and Other	217	217	46	257	15

2010	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Agriculture and Agricultural Real Estate	$—	$—	$—	$—	$—
Commercial	1,833	2,220	—	1,845	108
Commercial Real Estate	18,689	23,585	—	19,314	819
Construction Real Estate	1,571	2,457	—	1,603	97
Residential Real Estate	9,629	12,175	—	10,033	480
Consumer and Other	—	—	—	—	—
With an allowance recorded:
Agriculture and Agricultural Real Estate	656	656	74	656	7
Commercial	8,242	12,521	2,016	9,154	365
Commercial Real Estate	23,637	29,682	2,958	23,887	1,058
Construction Real Estate	6,827	11,171	876	7,280	190
Residential Real Estate	7,319	9,315	973	7,596	356
Consumer and Other	135	135	49	138	6
Total:
Agriculture and Agricultural Real Estate	$656	$656	$74	$656	$7
Commercial	10,075	14,741	2,016	10,999	473
Commercial Real Estate	42,326	53,267	2,958	43,201	1,877
Construction Real Estate	8,398	13,628	876	8,883	287
Residential Real Estate	16,948	21,490	973	17,629	836
Consumer and Other	135	135	49	138	6

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Loans that have been classified as TDRs during the three and nine month periods ended September 30, 2013 and September 30, 2012 are as follows (000s omitted from dollar amounts):

	Three months ended September 30, 2013			Nine months ended September 30, 2013
	Number of Contracts	Pre- Modification Recorded Principal Balance	Post- Modification Recorded Principal Balance	Number of Contracts	Pre- Modification Recorded Principal Balance	Post- Modification Recorded Principal Balance
Agriculture and Agricultural Real Estate	—	$—	$—	—	$—	$—
Commercial	6	1,044	636	13	1,398	787
Commercial Real Estate	3	480	301	10	2,527	1,646
Construction Real Estate	—	—	—	—	—	—
Residential Real Estate	8	685	665	24	2,131	1,801
Consumer and Other	1	10	9	5	276	34
Total	18	$2,219	$1,611	52	$6,332	$4,268

	Three months ended September 30, 2012			Nine months ended September 30, 2012
	Number of Contracts	Pre- Modification Recorded Principal Balance	Post- Modification Recorded Principal Balance	Number of Contracts	Pre- Modification Recorded Principal Balance	Post- Modification Recorded Principal Balance
Agriculture and Agricultural Real Estate	—	$—	$—	—	$—	$—
Commercial	3	168	163	9	950	553
Commercial Real Estate	5	4,030	4,030	14	6,433	6,075
Construction Real Estate	—	—	—	5	2,686	2,633
Residential Real Estate	3	743	743	17	2,450	2,403
Consumer and Other	1	44	43	3	71	69
Total	12	$4,985	$4,979	48	$12,590	$11,733

Loans that were classified as TDRs during the years ended December 31, 2012 and December 31, 2011 are as follows (000s omitted from dollar amounts):

	December 31, 2012			December 31, 2011
	Number of Contracts	Pre- Modification Recorded Principal Balance	Post- Modification Recorded Principal Balance	Number of Contracts	Pre- Modification Recorded Principal Balance	Post- Modification Recorded Principal Balance
Agriculture and Agricultural Real Estate	—	$—	$—	—	$—	$—
Commercial	9	1,000	595	11	1,000	796
Commercial Real Estate	19	8,334	7,352	38	22,938	18,592
Construction Real Estate	7	3,658	3,563	10	4,284	3,958
Residential Real Estate	47	9,524	9,124	40	9,554	7,686
Consumer and Other	6	210	198	6	137	80
Total	88	$22,726	$20,832	105	$37,913	$31,112

Troubled Debt Restructurings On Financing Receivables Default [Table Text Block]
The Bank considers TDRs that become past due under the modified terms as defaulted. The following is a summary of loans that became TDRs during the three and nine month periods ended September 30, 2013 that subsequently defaulted (000s omitted):

	Three months ended September 30, 2013		Nine months ended September 30, 2013
	Number of Contracts	Recorded Principal Balance	Number of Contracts	Recorded Principal Balance
Agriculture and Agricultural Real Estate	—	$—	—	$—
Commercial	2	12	2	12
Commercial Real Estate	—	—	—	—
Construction Real Estate	—	—	—	—
Residential Real Estate	—	—	2	36
Consumer and Other	—	—	—	—
Total	2	$12	4	$48

The Bank considers TDRs that become past due under the modified terms as defaulted. Loans that became TDRs during the years ended December 31, 2012 and December 31, 2011 that subsequently defaulted during the years ended December 31, 2012 and December 31, 2011, respectively, are as follows (000s omitted from dollar amounts):

	December 31, 2012		December 31, 2011
	Number of Contracts	Recorded Principal Balance	Number of Contracts	Recorded Principal Balance
Agriculture and Agricultural Real Estate	—	$—	—	$—
Commercial	—	—	—	—
Commercial Real Estate	—	—	1	211
Construction Real Estate	—	—	3	420
Residential Real Estate	—	—	1	533
Consumer and Other	—	—	—	—
Total	—	$—	5	$1,164